Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Mar. 30, 2013	Sep. 29, 2012
Financial Instruments and Fair Value Measurements
7.	Financial Instruments and Fair Value Measurements

As part of the overall risk management, the Company uses derivative instruments to reduce exposure to changes in interest rates attributed to the Company’s floating-rate borrowings. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. To the extent hedging relationships are found to be effective, as determined by FASB guidance, changes in fair value of the derivatives are offset by changes in the fair value of the related hedged item are recorded to Accumulated other comprehensive loss. Management believes hedge effectiveness is evaluated properly in preparation of the financial statements.

Cash Flow Hedging Strategy

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of Accumulated other comprehensive loss and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings.

In November 2010, the Company entered into two separate interest rate swap transactions to manage cash flow variability associated with $1 billion of the outstanding variable rate term loan debt (the “2010 Swaps”). The first agreement had a notional amount of $500 million and became effective in November 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 0.8925% and expires in November 2013. The second agreement had a notional amount of $500 million and became effective in December 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 1.0235% and expires in November 2013. In August 2011, the Company began utilizing 1-month LIBOR contracts for the underlying senior secured credit facility. The Company’s change in interest rate selection caused the Company to lose hedge accounting on both of the interest rate swaps. The Company recorded subsequent changes in fair value in the Consolidated Statement of Operations and will amortize the unrealized losses to Interest expense through the end of the respective swap agreements.

In February 2013, the Company entered into an interest rate swap transaction to manage cash flow variability associated with $1 billion of outstanding variable rate term loan debt (the “2013 Swaps”). The agreement swaps the greater of a three-month variable LIBOR contract or 1.00% for a fixed three-year rate of 2.355%, with an effective date in May 2016 and expiration in May 2019. The counterparty to the agreement is a financial institution. The company will record changes in fair value in Accumulated other comprehensive income. A 0.25% change in LIBOR would not have a material impact on the fair value of the interest rate swaps.

	Liability Derivatives
Derivatives instruments	Balance Sheet Location	March 30, 2013	September 29, 2012
Interest rate swaps—2010 Swaps	Other long-term liabilities	$4	$7
Interest rate swaps—2013 Swaps	Other long-term liabilities	$3	—

The effect of the derivative instruments on the Consolidated Statement of Operations is as follows:

		Quarterly Period Ended		Two Quarterly Period Ended
Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	March 30, 2013	March 31, 2012	March 30, 2013	March 31, 2012
Interest rate swaps—2010 Swaps	Other expense (income)	$(2)	$2	$(3)	$(1)
Interest expense		$1	$1	$2	$2

The Fair Value Measurements and Disclosures section of the Accounting Standards Codification (“Codification” or “ASC”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. This section also establishes a three-level hierarchy (Level 1, 2 or 3) for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. This section also requires the consideration of the counterparty’s or the Company’s nonperformance risk when assessing fair value.

The Company’s interest rate swap fair values were determined using Level 2 inputs as other significant observable inputs were not available.

The Company’s financial instruments consist primarily of cash and cash equivalents, long-term debt, interest rate swap agreements and capital lease obligations. The fair value of the Company’s long-term debt was determined using Level 2 inputs, which include using quoted prices in inactive markets or significant other observable inputs for identical or comparable assets or liabilities. The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	March 30, 2013	September 29, 2012
Second Priority Senior Secured Floating Rate Notes	$—	$1
Senior Unsecured Term Loan	—	6

Non-recurring Fair Value Measurements

The Company has certain assets that are measured at fair value on a non-recurring basis when impairment indicators are present. The assets are adjusted to fair value only when the carrying values exceed the fair values. The categorization of the framework used to price the assets is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value. These assets include primarily our definite lived and indefinite lived intangible assets, including Goodwill and our property plant and equipment. The Company conducted our annual step one evaluation of goodwill and other intangibles as of the first date of the fourth quarter and preliminarily determined no impairment existed for any of our reporting units. The Company has experienced volume declines in certain of our reporting units, however our cost reduction initiatives and profitability in these reporting units have been consistent with our estimated operating plan and previous cash flow estimates and we believe that our long term forecasts are still appropriate. We have utilized a consistent methodology with prior years, which leverages a six year discounted cash flow analysis with a terminal year in combination with a comparable company market approach to determine the fair value of our reporting units.

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis as of March 30, 2013 and March 31, 2012, along with the impairment loss recognized on the fair value measurement during the period:

	As of March 30, 2013
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 30, 2013 Impairment Loss	Two Quarterly Periods Ended March 30, 2013 Impairment Loss
Indefinite-lived trademarks	$—	$—	$207	$207	$—	$—
Goodwill	—	—	1,633	1,633	—	—
Definite lived intangible assets	—	—	739	739	—	—
Property, plant, and equipment	—	—	1,242	1,242	—	—

Total	$—	$—	$3,821	$3,821	$—	$—

	As of March 31, 2012
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs	Total	Quarterly Period Ended March 31, 2012 Impairment Loss	Two Quarterly Periods Ended March 31, 2012 Impairment Loss
Indefinite-lived trademarks	$—	$—	$220	$220	$—	$—
Goodwill	—	—	1,587	1,587	—	—
Definite lived intangible assets	—	—	814	814	—	17
Property, plant, and equipment	—	—	1,213	1,213	1	3

Total	$—	$—	$3,834	$3,834	$1	$20

Valuation of Property, Plant and Equipment and Definite Lived Intangible Assets

The Company periodically realigns their manufacturing operations which results in facilities being closed and shut down and equipment transferred to other facilities or equipment being scrapped. The Company utilizes appraised values to corroborate the fair value of the facilities and has utilized a scrap value based on prior facility shut downs to estimate the fair value of the equipment, which has approximated the actual value that was received. When impairment indicators exist, the Company will also perform an undiscounted cash flow analysis to determine the recoverability of the Company’s long lived assets.

4.	Financial Instruments and Fair Value Measurements

As part of the overall risk management, the Company uses derivative instruments to reduce exposure to changes in interest rates attributed to the Company’s floating-rate borrowings. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. To the extent hedging relationships are found to be effective, as determined by FASB guidance, changes in fair value of the derivatives are offset by changes in the fair value of the related hedged item are recorded to Accumulated other comprehensive loss. Management believes hedge effectiveness is evaluated properly in preparation of the financial statements.

Cash Flow Hedging Strategy

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instrument is reported as a component of Accumulated other comprehensive loss and reclassified into earnings in the same line item associated with the forecasted transaction and in the same period or periods during which the hedged transaction affects earnings.

In November 2010, the Company entered into two separate interest rate swap transactions to manage cash flow variability associated with $1 billion of the outstanding variable rate term loan debt (the “2010 Swaps”). The first agreement had a notional amount of $500 and became effective in November 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 0.8925% and expires in November 2013. The second agreement had a notional amount of $500 and became effective in December 2010. The agreement swaps three month variable LIBOR contracts for a fixed three year rate of 1.0235% and expires in November 2013. In August 2011, the Company began utilizing 1-month LIBOR contracts for the underlying senior secured credit facility. The Company’s change in interest rate selection caused the Company to lose hedge accounting on both of the interest rate swaps. The Company recorded changes in fair value in the Consolidated Statement of Operations and will amortize the previously recorded unrealized losses of $3, net of tax as of fiscal year-end 2012 to Interest expense through the end of the respective swap agreements.

	Liability Derivatives
Derivatives not designated as hedging instruments under FASB guidance	Balance Sheet Location	2012	2011
Interest rate swaps—2010 Swaps	Other long-term liabilities	$7	$8

The effect of the derivative instruments on the Consolidated Statement of Operations are as follows:

Derivatives not designated as hedging instruments under FASB guidance	Statement of Operations Location	2012	2011
Interest rate swaps—2010 Swaps	Other expense (income)	$—	$(2)
	Interest expense	$4	$1

The Fair Value Measurements and Disclosures section of the ASC defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a framework for measuring fair value. This section also establishes a three-level hierarchy (Level 1, 2, or 3) for fair value measurements based upon the observability of inputs to the valuation of an asset or liability as of the measurement date. This section also requires the consideration of the counterparty’s or the Company’s nonperformance risk when assessing fair value.

The Company’s interest rate swap fair values were determined using Level 2 inputs as other significant observable inputs were not available.

The Company’s financial instruments consist primarily of cash and cash equivalents, investments, long-term debt, interest rate swap agreements and capital lease obligations. The fair value of our investments exceeded book value as of fiscal 2012 and 2011, by $80 and $159, respectively. The following table summarizes our long-term indebtedness for which the book value was in excess of the fair value:

	2012	2011
First Priority Senior Secured Floating Rate Notes	—	61
9 1/2% Second Priority Notes	—	83
9 3/4% Second Priority Notes	—	140
Second Priority Senior Secured Floating Rate Notes	1	38
Senior Unsecured Term Loan	6	8
11% Senior Subordinated Notes	—	64
10 1/4% Senior Subordinated Notes	—	18

Redeemable Common Stock

The Company has common stock outstanding to former employees that will be repurchased by the Company. Redemption of this common stock will be based on the fair value of the stock on the fixed redemption date and this redemption is out of the control of the Company. This redeemable common stock is recorded at its fair value in temporary equity and changes in the fair value are recorded in additional paid in capital each period. Under the 2006 Equity Incentive Plan, the exercise price for option awards is the fair market value of common stock on the date of grant. Historically, the fair market value of a share of common stock was determined by the Board of Directors by applying industry-appropriate multiples to EBITDA. This valuation took into account a level of net debt that excluded cash required for working capital purposes. The categorization of the framework used to price these liabilities is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value. Subsequent to the initial public offering, the redemption requirement terminated and the Company no longer will be required to repurchase these shares. The fair value as of the end of fiscal 2012 and 2011 was $23 and $16, respectively.

Non-recurring Fair Value Measurements

The Company has certain assets that are measured at fair value on a non-recurring basis under the circumstances and events described in Note 1 and Note 10. The assets are adjusted to fair value only when the carrying values exceed the fair values. The categorization of the framework used to price the assets is considered a Level 3, due to the subjective nature of the unobservable inputs used to determine the fair value (see Note 1 and 10 for additional discussion).

Included in the following table are the major categories of assets measured at fair value on a non-recurring basis along with the impairment loss recognized on the fair value measurement for the year then ended.

	As of the end of fiscal 2012			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,626	1,626	—
Definite lived intangibles	—	—	737	737	17
Property, plant, and equipment	—	—	1,216	1,216	3

Total	$—	$—	$3,799	$3,799	$20

	As of the end of fiscal 2011			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,595	1,595	165
Property, plant, and equipment	—	—	1,250	1,250	35

Total	$—	$—	$3,065	$3,065	$200

	As of the end of fiscal 2010			Total	Impairment Loss
	Level 1	Level 2	Level 3
	Quoted Prices in Active Markets for Identical Assets or Liabilities	Significant Other Observable Inputs	Significant Unobservable Inputs
Indefinite-lived trademarks	$—	$—	$220	$220	$—
Goodwill	—	—	1,700	1,700	—
Property, plant, and equipment	—	—	1,146	1,146	19

Total	$—	$—	$3,066	$3,066	$19

Valuation of Goodwill and Indefinite Lived Intangible Assets

ASC Topic 350 requires the Company to test goodwill for impairment at least annually using a two-step process. The first step is a screen for potential impairment, while the second step measures the amount of impairment. The Company conducts the two-step impairment test on the first day of the fourth fiscal quarter, unless indications of impairment exist during an interim period. When assessing its goodwill for impairment, the Company utilizes a discounted cash flow analysis in combination with a comparable company market approach to determine the fair value of their reporting units and corroborate the fair values. The Company utilizes a relief from royalty method to value their indefinite lived trademarks and uses the forecasts that are consistent with those used in the reporting unit analysis. The Company has five reporting units more fully discussed in Note 1. In fiscal 2012 and fiscal 2010 the Company performed their annual impairment test and determined no impairment existed. In fiscal 2011 the Company recorded a goodwill impairment charge of $165 in Restructuring and impairment charges on the Consolidated Statement of Operations. The Company did not recognize any impairment charges on the definitive lived intangible assets in any of the years presented.

Valuation of Property, Plant and Equipment and Definite Lived Intangible Assets

The Company periodically realigns their manufacturing operations which results in facilities being closed and shut down and equipment transferred to other facilities or equipment being scrapped or sold. The Company utilizes appraised values to corroborate the fair value of the facilities and has utilized a scrap value based on prior facility shut downs to estimate the fair value of the equipment, which has approximated the actual value that was received. When impairment indicators exist, the Company will also perform an undiscounted cash flow analysis to determine the recoverability of the Company’s long-lived assets. The Company wrote-down their property, plant, and equipment with a carrying value of $1,219 to its fair value of $1,216, which resulted in an impairment charge of $3 during fiscal 2012. The Company wrote-down their property, plant, and equipment with a carrying value of $1,285 to its fair value of $1,250, which resulted in an impairment charge of $35 during fiscal 2011. The Company wrote-down their property, plant, and equipment with a carrying value of $1,165 to its fair value of $1,146, which resulted in an impairment charge of $19 during fiscal 2010. The Company recognized an impairment charge of $20 on the property, plant, and equipment and long-lived assets during fiscal 2012.